FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
NIS
Risk management
Exposure to risk	$ (1,977)	$ (6,906)
EUR
Risk management
Exposure to risk	1,711	(138)
GBP
Risk management
Exposure to risk	3,977	(316)
Currency risk
Risk management
Exposure to risk	(2,733)	(17,045)
Currency risk | NIS
Risk management
Exposure to risk	(1,977)	(6,906)
Currency risk | EUR
Risk management
Exposure to risk	1,710	(138)
Currency risk | GBP
Risk management
Exposure to risk	3,977	316
Currency risk | USD
Risk management
Exposure to risk	(6,443)	(9,685)
Currency risk | Cash
Risk management
Exposure to risk	11,934	3,854
Currency risk | Cash | NIS
Risk management
Exposure to risk	1,281	747
Currency risk | Cash | EUR
Risk management
Exposure to risk	640	19
Currency risk | Cash | GBP
Risk management
Exposure to risk	607	2,454
Currency risk | Cash | USD
Risk management
Exposure to risk	9,406	634
Currency risk | Trade receivables
Risk management
Exposure to risk	1,295	806
Currency risk | Trade receivables | NIS
Risk management
Exposure to risk	0	80
Currency risk | Trade receivables | EUR
Risk management
Exposure to risk	187	77
Currency risk | Trade receivables | GBP
Risk management
Exposure to risk	804	608
Currency risk | Trade receivables | USD
Risk management
Exposure to risk	304	41
Currency risk | Other accounts receivable
Risk management
Exposure to risk		711
Currency risk | Other accounts receivable | NIS
Risk management
Exposure to risk		0
Currency risk | Other accounts receivable | EUR
Risk management
Exposure to risk		711
Currency risk | Other accounts receivable | GBP
Risk management
Exposure to risk		0
Currency risk | Other accounts receivable | USD
Risk management
Exposure to risk		0
Currency risk | Prepaid expenses and other
Risk management
Exposure to risk	2,166
Currency risk | Prepaid expenses and other | NIS
Risk management
Exposure to risk	0
Currency risk | Prepaid expenses and other | EUR
Risk management
Exposure to risk	2,149
Currency risk | Prepaid expenses and other | GBP
Risk management
Exposure to risk	0
Currency risk | Prepaid expenses and other | USD
Risk management
Exposure to risk	17
Currency risk | Derivatives FPA
Risk management
Exposure to risk	40,852
Currency risk | Derivatives FPA | NIS
Risk management
Exposure to risk	0
Currency risk | Derivatives FPA | EUR
Risk management
Exposure to risk	0
Currency risk | Derivatives FPA | GBP
Risk management
Exposure to risk	0
Currency risk | Derivatives FPA | USD
Risk management
Exposure to risk	40,852
Currency risk | Contract assets
Risk management
Exposure to risk	5,035	6,015
Currency risk | Contract assets | NIS
Risk management
Exposure to risk	0	0
Currency risk | Contract assets | EUR
Risk management
Exposure to risk	0	0
Currency risk | Contract assets | GBP
Risk management
Exposure to risk	3,720	1,248
Currency risk | Contract assets | USD
Risk management
Exposure to risk	1,315	4,767
Currency risk | Financial assets
Risk management
Exposure to risk	61,282	11,386
Currency risk | Financial assets | NIS
Risk management
Exposure to risk	1,281	827
Currency risk | Financial assets | EUR
Risk management
Exposure to risk	2,976	807
Currency risk | Financial assets | GBP
Risk management
Exposure to risk	5,131	4,310
Currency risk | Financial assets | USD
Risk management
Exposure to risk	51,894	5,442
Currency risk | Current maturities long-term loans
Risk management
Exposure to risk	0	(6,334)
Currency risk | Current maturities long-term loans | NIS
Risk management
Exposure to risk	0	(508)
Currency risk | Current maturities long-term loans | EUR
Risk management
Exposure to risk	0	0
Currency risk | Current maturities long-term loans | GBP
Risk management
Exposure to risk	0	0
Currency risk | Current maturities long-term loans | USD
Risk management
Exposure to risk	0	(5,826)
Currency risk | Trade payables
Risk management
Exposure to risk	(1,460)	(8,522)
Currency risk | Trade payables | NIS
Risk management
Exposure to risk	(614)	(518)
Currency risk | Trade payables | EUR
Risk management
Exposure to risk	(324)	(945)
Currency risk | Trade payables | GBP
Risk management
Exposure to risk	(433)	(3,594)
Currency risk | Trade payables | USD
Risk management
Exposure to risk	(89)	(3,465)
Currency risk | Payables and credit balances
Risk management
Exposure to risk	(7,629)	(6,632)
Currency risk | Payables and credit balances | NIS
Risk management
Exposure to risk	(2,644)	(5,164)
Currency risk | Payables and credit balances | EUR
Risk management
Exposure to risk	(942)	0
Currency risk | Payables and credit balances | GBP
Risk management
Exposure to risk	(721)	(1,032)
Currency risk | Payables and credit balances | USD
Risk management
Exposure to risk	(3,322)	(436)
Currency risk | Current financial liabilities
Risk management
Exposure to risk	(9,089)	(21,488)
Currency risk | Current financial liabilities | NIS
Risk management
Exposure to risk	(3,258)	(6,190)
Currency risk | Current financial liabilities | EUR
Risk management
Exposure to risk	(1,266)	(945)
Currency risk | Current financial liabilities | GBP
Risk management
Exposure to risk	(1,154)	(4,626)
Currency risk | Current financial liabilities | USD
Risk management
Exposure to risk	(3,411)	(9,727)
Currency risk | Long term loans from banks
Risk management
Exposure to risk	(54,926)	(6,943)
Currency risk | Long term loans from banks | NIS
Risk management
Exposure to risk	0	(1,543)
Currency risk | Long term loans from banks | EUR
Risk management
Exposure to risk	0	0
Currency risk | Long term loans from banks | GBP
Risk management
Exposure to risk	0	0
Currency risk | Long term loans from banks | USD
Risk management
Exposure to risk	$ (54,926)	$ (5,400)